CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	$ 2,714.2	$ 2,701.8	$ 2,535.8
Net (loss)/income	(187.2)	74.0	235.3
Cash distributions	(3.3)	(55.4)	(60.1)
Other distributions			(9.2)
Repayment of shareholder loan		(6.2)
Consolidated balance, end of period	2,523.7	2,714.2	2,701.8
Common Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	1,224.8	1,208.9	1,123.2
Net (loss)/income	(76.2)	46.0	115.8
Cash distributions	(1.8)	(30.1)	(30.1)
Consolidated balance, end of period	1,146.8	1,224.8	1,208.9
Subordinated Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	104.9	94.8	69.4
Net (loss)/income	(16.7)	10.1	25.4
Consolidated balance, end of period	88.2	104.9	94.8
Total Before Non- Controlling interest
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	1,329.7	1,303.7	1,192.6
Net (loss)/income	(92.9)	56.1	141.2
Cash distributions	(1.8)	(30.1)	(30.1)
Consolidated balance, end of period	1,235.0	1,329.7	1,303.7
Non- controlling Interest
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	1,384.5	1,398.1	1,343.2
Net (loss)/income	(94.3)	17.9	94.1
Cash distributions	(1.5)	(25.3)	(30.0)
Other distributions			(9.2)
Repayment of shareholder loan		(6.2)
Consolidated balance, end of period	$ 1,288.7	$ 1,384.5	$ 1,398.1